Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Parties
Name of Related Parties	Relationship with the Company
Zhida Hong	President, CEO, and a director of the Company
Zhongpeng Chen	A legal representative of HPF, became not a related party when HPF was disposed of in November, 2020
Bihua Yang	A legal representative of XKJ
Dewu Huang	A legal representative of DT
Jinlong Huang	A spouse of legal representative of HSW

Name of Related Parties	Relationship with the Company
Zhida Hong	President, CEO, and a director of the Company
Zhongpeng Chen	A legal representative of HPF
Bihua Yang	A legal representative of XKJ
Dewu Huang	A legal representative of DT
Jinlong Huang	A spouse of legal representative of HSW

Schedule of Related Parties Transactions

The Company had the following related party balances as of December 31, 2020 and March 31, 2020:

Related parties borrowings	December 31, 2020	March 31, 2020
Zhida Hong	$5,698,498	$5,043,489
Bihua Yang	244,094	-
Dewu Huang	379,253	81,287
Zhongpeng Chen	-	160,427
Jinlong Huang	127,060	144,237
	$6,448,905	$5,429,440

The Company had the following related party debt at the end of the years:

Related party debt	2020	2019
Zhida Hong	$5,043,489	$3,989,382
Zhongpeng Chen	160,427	169,235
Dewu Huang	81,287	-
Jinlong Huang	144,237	45,513
	$5,429,440	$4,204,130